SHARE EXCHANGE (Details) - USD ($)	Mar. 31, 2015	Dec. 31, 2014
Share Exchange Details
Cash	$ 100	$ 100
Intangible assets, customer list	212,400	212,400
Fair value acquired	$ 212,500	$ 212,500